16. Short-term borrowings and long-term borrowings (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Loans Payable Details [Line Items]
Proceeds from issuance of debt	$ 34,999	$ 58,802	$ 254,608
Total debt outstanding	118,549	99,227
Debt guaranteed by project assets	30,351	23,526
Underlying assets that are used as guarantee	$ 18,455	32,499
Bank of Jiangsu [Member]
Schedule Of Loans Payable Details [Line Items]
Debt stated interest rate	5.635%
Debt maturity date	August 29, 2024
Term loan	$ 2,765
Santander Bank [Member]
Schedule Of Loans Payable Details [Line Items]
Bank loan	$ 6,733
Debt stated interest rate	2.83% and 3.96%
Debt maturity date	February 16, 2027
Westpac Bank [Member] | Solar Juice [Member]
Schedule Of Loans Payable Details [Line Items]
Debt stated interest rate	2.25% to 4.66%
Debt maturity date	January 2, 2018 to August 11, 2018
Other long term debt	$ 5,143
Third Party [Member]
Schedule Of Loans Payable Details [Line Items]
Debt maturity date	March 31, 2018
Other long term debt	$ 7,354
On-line platform [Member] | Individual Investors [Member]
Schedule Of Loans Payable Details [Line Items]
Other long term debt		6,525
Other short term debt	92,769	67,219
Proceeds from issuance of debt	84,368
Total debt outstanding		$ 73,744
Bank of Suzhou [Member]
Schedule Of Loans Payable Details [Line Items]
Bank loan	$ 2,738
Debt stated interest rate	5.655%
Debt maturity date	April 18, 2017, July 17, 2017 and July 18, 2017
Short-term Borrowings [Member]
Schedule Of Loans Payable Details [Line Items]
Average interest rate on short-term, borrowings	7.61%	7.84%	7.20%